Taxation (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
Profit before income taxes	$ 2,570	$ 462	$ (10,040)	$ 5,255	$ 1,646
Income tax expenses computed at the statutory income tax rate at 25%	(642)	(116)	2,510	(1,314)	(412)
Non-deductible expenses	(105)	(123)	(2,698)	(491)	(166)
Non-taxation income		67	68	414	1,300
Preferential rate	355	(99)	(324)	400	(423)
Current and deferred tax rate differences	(834)	6	55	310	790
Foreign rate differences	(149)	(132)	(426)	560	(292)
Change of valuation allowance	545	(16)	(1,039)	(2,529)	(1,643)
Taxable income			(215)
Deferred tax				74
Interest expense	(353)	(31)	(250)	(83)	(5)
Income tax expense	$ (1,183)	$ (444)	$ (2,319)	$ (2,659)	$ (851)